INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Tables)	9 Months Ended
Mar. 31, 2025
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Schedule of revenue from contracts with customers

	Three-month period ended		Nine-month period ended
	03/31/2025	03/31/2024	03/31/2025	03/31/2024
Sale of goods and services	59,152,948	68,189,956	257,590,381	324,017,247
Royalties	443,102	189,175	1,385,858	838,516
Right of use licenses	—	15,659,630	—	15,659,630
	59,596,050	84,038,761	258,976,239	340,515,393

Schedule of cost of sales

	Three-month period ended		Nine-month period ended
Item	03/31/2025	03/31/2024	03/31/2025	03/31/2024
Inventories as of the beginning of the period	92,225,654	109,616,865	110,913,884	111,990,145
Purchases of the period	24,204,058	42,105,886	111,766,055	186,878,728
Production costs	6,617,198	5,709,030	18,460,676	18,690,702
Foreign currency translation	707,109	(413,314)	(40,144)	(214,790)
Subtotal	123,754,019	157,018,467	241,100,471	317,344,785
Inventories as of the end of the period (*)	(87,015,050)	(115,680,731)	(87,015,050)	(115,680,731)
Cost of sales	36,738,969	41,337,736	154,085,421	201,664,054

(*)Net of agricultural products.

Schedule of R&D classified by nature

	Three-month period ended		Nine-month period ended
	Research and	Research and	Research and	Research and
	development	development	development	development
	expenses	expenses	expenses	expenses
Item	03/31/2025	03/31/2024	03/31/2025	03/31/2024
Amortization of intangible assets	1,561,329	1,216,712	4,310,213	3,669,870
Analysis and storage	—	—	—	5,302
Commissions and royalties	—	—	3,960	—
Depreciation of property, plant and equipment	84,874	154,000	505,406	466,453
Freight and haulage	2,693	9,646	13,174	23,924
Employee benefits and social securities	645,210	1,635,391	3,624,237	3,847,298
Maintenance	119,868	124,172	267,568	220,228
Energy and fuel	—	3,110	4,352	8,337
Supplies and materials	609,797	235,982	1,385,609	1,418,048
Mobility and travel	10,172	68,087	118,837	157,561
Share-based incentives	15,784	251,248	106,881	394,997
Professional fees and outsourced services	511,001	(145,481)	1,551,122	848,716
Professional fees related parties	7,175	(53,784)	23,548	163,008
Office supplies	52,015	57,580	227,441	527,956
Information technology expenses	13,498	17,076	34,275	26,716
Insurance	12,727	16,104	36,221	35,690
Depreciation of leased assets	13,152	—	50,404	—
Miscellaneous	452	258	614	315
Total	3,659,747	3,590,101	12,263,862	11,814,419

	03/31/2025	03/31/2024	03/31/2025	03/31/2024
R&D capitalized (Note 5.7)	1,879,280	3,412,635	6,902,069	7,867,528
R&D profit and loss	3,659,747	3,590,101	12,263,862	11,814,419
Total	5,539,027	7,002,736	19,165,931	19,681,947

Schedule of expenses classified by nature and function

	Three-month period ended			Nine-month period ended
		Selling,			Selling,
		general and			general and
	Production	administrative	Total	Production	administrative	Total
Item	costs	expenses	03/31/2025	costs	expenses	03/31/2025
Amortization of intangible assets	56,143	1,327,796	1,383,939	212,267	4,367,034	4,579,301
Analysis and storage	—	3,613	3,613	—	86,768	86,768
Commissions and royalties	162,739	155,302	318,041	723,110	1,240,907	1,964,017
Import and export expenses	—	149,987	149,987	—	805,165	805,165
Depreciation of property, plant and equipment	759,452	615,808	1,375,260	2,138,289	1,851,623	3,989,912
Depreciation of leased assets	1,014,262	641,381	1,655,643	1,762,674	2,075,665	3,838,339
Impairment of receivables	—	(130,890)	(130,890)	—	1,849,836	1,849,836
Freight and haulage	(706,534)	3,174,488	2,467,954	508,818	8,495,641	9,004,459
Employee benefits and social securities	2,979,173	10,320,519	13,299,692	7,250,051	32,116,790	39,366,841
Maintenance	990,788	803,908	1,794,696	1,881,863	2,169,739	4,051,602
Energy and fuel	133,160	33,169	166,329	427,261	75,324	502,585
Supplies and materials	144,789	331,067	475,856	494,511	1,841,654	2,336,165
Mobility and travel	30,675	809,528	840,203	99,046	2,968,604	3,067,650
Publicity and advertising	—	964,840	964,840	—	3,198,268	3,198,268
Contingencies	6,953	26,788	33,741	62,474	146,754	209,228
Share-based incentives	45,572	953,383	998,955	309,832	2,936,432	3,246,264
Professional fees and outsourced services	224,674	2,601,966	2,826,640	1,118,694	6,965,171	8,083,865
Professional fees related parties	—	10,499	10,499	—	281,178	281,178
Office supplies and registrations fees	33,382	55,826	89,208	85,247	618,878	704,125
Insurance	32,525	729,922	762,447	147,087	2,160,893	2,307,980
Information technology expenses	10,939	635,373	646,312	23,536	2,305,305	2,328,841
Obsolescence	634,987	—	634,987	1,036,799	75,944	1,112,743
Taxes	43,223	1,726,377	1,769,600	145,883	10,236,359	10,382,242
Miscellaneous	20,296	212,509	232,805	33,234	608,431	641,665
Total	6,617,198	26,153,159	32,770,357	18,460,676	89,478,363	107,939,039

	Three-month period ended			Nine-month period ended
		Selling,			Selling,
		general and			general and
	Production	administrative	Total	Production	administrative	Total
Item	costs	expenses	03/31/2024	costs	expenses	03/31/2024
Amortization of intangible assets	50,341	1,493,454	1,543,795	111,190	4,454,418	4,565,608
Analysis and storage	—	3,239	3,239	570	156,402	156,972
Commissions and royalties	(2,588)	334,560	331,972	419,089	1,342,811	1,761,900
Import and export expenses	12,887	184,109	196,996	56,789	502,588	559,377
Depreciation of property, plant and equipment	705,657	507,195	1,212,852	2,014,248	1,442,573	3,456,821
Depreciation of leased assets	304,822	510,096	814,918	1,003,866	1,522,308	2,526,174
Impairment of receivables	—	167,637	167,637	—	463,688	463,688
Freight and haulage	372,691	2,448,482	2,821,173	1,006,879	9,326,846	10,333,725
Employee benefits and social securities	2,121,995	7,928,190	10,050,185	8,057,497	29,437,292	37,494,789
Maintenance	558,214	513,129	1,071,343	1,565,609	1,665,461	3,231,070
Energy and fuel	170,718	90,477	261,195	671,376	363,024	1,034,400
Supplies and materials	346,960	707,442	1,054,402	714,346	2,398,596	3,112,942
Mobility and travel	32,083	1,067,945	1,100,028	126,559	3,216,650	3,343,209
Publicity and advertising	435	1,129,157	1,129,592	1,735	3,434,408	3,436,143
Contingencies	42,359	270,799	313,158	43,598	318,650	362,248
Share-based incentives	105,249	2,597,652	2,702,901	445,153	10,641,213	11,086,366
Professional fees and outsourced services	532,085	2,715,149	3,247,234	1,496,057	6,257,187	7,753,244
Professional fees related parties	—	67,748	67,748	—	134,366	134,366
Office supplies and registrations fees	59,747	275,634	335,381	139,983	927,625	1,067,608
Insurance	77,044	500,341	577,385	158,218	1,602,483	1,760,701
Information technology expenses	3,989	896,757	900,746	31,175	2,821,390	2,852,565
Obsolescence	52,927	—	52,927	335,763	—	335,763
Taxes	160,527	2,592,307	2,752,834	288,287	9,611,667	9,899,954
Miscellaneous	888	87,742	88,630	2,715	145,380	148,095
Total	5,709,030	27,089,241	32,798,271	18,690,702	92,187,026	110,877,728

Schedule of other income or expenses, net

	Three-month period ended		Nine-month period ended
	03/31/2025	03/31/2024	03/31/2025	03/31/2024
Net result from commercialization of agricultural products	(81,282)	241,372	(1,114,996)	(2,718,633)
Expenses recovery	131,014	83,737	636,733	319,843
Result of intangible sales	7,694,896	—	7,694,896	—
Others	315,275	(166,163)	869,110	159,498
	8,059,903	158,946	8,085,743	(2,239,292)

Schedule of net financial cost

	Three-month period ended		Nine-month period ended
	03/31/2025	03/31/2024	03/31/2025	03/31/2024
Financial costs
Interest expenses with the Parent (Note 15)	—	(61,691)	—	(255,816)
Interest expenses	(6,156,351)	(6,661,877)	(18,500,586)	(16,656,789)
Financial commissions	49,696	(511,784)	(2,199,702)	(1,800,597)
	(6,106,655)	(7,235,352)	(20,700,288)	(18,713,202)

Other financial results
Exchange differences generated by assets	(4,740,534)	(5,318,937)	(7,037,588)	(17,368,288)
Exchange differences generated by liabilities	4,498,458	4,133,443	4,755,094	25,808,288
Changes in fair value of financial assets or liabilities and other financial results	(321,496)	3,799,295	(1,080,142)	(9,928,530)
Net gain of inflation effect on monetary items	139,899	242,208	187,045	1,008,343
	(423,673)	2,856,009	(3,175,591)	(480,187)